FINANCIAL RISK MANAGEMENT (Details) - Concentrations of Exposure	12 Months Ended
Dec. 31, 2018
Loans and Advances to Customers Exposure [Member]
FINANCIAL RISK MANAGEMENT (Details) - Concentrations of Exposure [Line Items]
Percentage of Exposure	61.00%
Financial, Business and other Services Exposure [Member]
FINANCIAL RISK MANAGEMENT (Details) - Concentrations of Exposure [Line Items]
Percentage of Exposure	16.00%